Fair value measurement (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 0	$ 0
Contingent consideration in relation to business combinations	0
Total financial assets	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0	30,000
Contingent consideration in relation to business combinations	0
Total financial assets	161	30,055
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0	0
Contingent consideration in relation to business combinations	7,079
Total financial assets	7,079	0
Derivatives designated as hedging instruments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts included in prepaid expenses and other current assets	0	0
Derivatives designated as hedging instruments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts included in prepaid expenses and other current assets	160	77
Derivatives designated as hedging instruments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts included in prepaid expenses and other current assets	0	0
Derivatives not designated as hedging instruments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts included in prepaid expenses and other current assets	0	0
Derivatives not designated as hedging instruments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts included in prepaid expenses and other current assets	1	(22)
Derivatives not designated as hedging instruments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts included in prepaid expenses and other current assets	$ 0	$ 0